Equity Investments - Ownership Information of Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Investments
Income from Equity Investments	$ 52	$ 49
Equity Investments	743	732
Keystone Pipeline System
Equity Investments
Income from Equity Investments	52	49
Equity Investments	$ 743	732
Grand Rapids Pipeline | Keystone Pipeline System
Equity Investments
Ownership interest percentage	50.00%
Income from Equity Investments	$ 42	39
Equity Investments	$ 639	628
HoustonLink Pipeline | Keystone Pipeline System
Equity Investments
Ownership interest percentage	50.00%
Income from Equity Investments	$ 0	1
Equity Investments	$ 13	13
Port Neches Link Pipeline | Keystone Pipeline System
Equity Investments
Ownership interest percentage	74.90%
Income from Equity Investments	$ 10	9
Equity Investments	$ 91	$ 91